Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 12,664,392	$ 15,072,947
Short-term investments	2,934,208	2,032,928
Accounts receivable, net	10,422,980	10,321,837
Prepayments	139,202	554,298
Loan due from a third party	1,390,000
Other current assets	1,613,051	1,613,408
Total Current Assets	29,163,833	29,595,418
Investment in a limited partnership	1,273,561	1,258,787
Property and equipment, net	2,811,331	1,997,761
Deposit and prepayment for properties	1,661,784	700,884
Prepayments for lease of land	360,332	367,588
Intangible assets, net	32,625	34,973
Right of use assets	158,656	65,137
Deferred tax assets	1,291,333	795,547
Total Assets	36,753,455	34,816,095
Current Liabilities
Accounts payable	469,244	408,426
Advances from customers	77,002	6,760
Income tax payable	2,016,754	1,523,175
Operating lease liabilities, current portion	130,949	62,160
Accrued expenses and other liabilities	927,863	981,433
Total Current Liabilities	3,621,812	2,981,954
Operating lease liabilities, noncurrent portion	12,764
Total Liabilities	3,634,576	2,981,954
Commitments and Contingencies
Shareholders’ Equity
Class A Ordinary Share (par value $0.0001 per share, 450,000,000 shares authorized; 19,435,423 shares issued and outstanding at June 30, 2010 and December 31, 2020, respectively)	1,944	1,944
Class B Ordinary Share (par value $0.0001 per share, 50,000,000 shares authorized; 5,497,715 shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively)	550	550
Additional paid-in capital	22,864,656	22,775,154
Statutory reserve	801,502	801,502
Retained earnings	8,341,337	7,339,778
Accumulated other comprehensive income	1,108,890	915,213
Total Shareholders’ Equity	33,118,879	31,834,141
Total Liabilities and Shareholders’ Equity	$ 36,753,455	$ 34,816,095